PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 96.2%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE (France)	40,797	$9,076,999
Automobiles 2.1%
General Motors Co.	96,826	7,463,348
Banks 12.2%
Bank of America Corp.	138,716	7,904,038
JPMorgan Chase & Co.	45,890	15,021,174
M&T Bank Corp.	39,940	9,506,119
PNC Financial Services Group, Inc. (The)	41,358	10,183,167
		42,614,498
Biotechnology 2.8%
AbbVie, Inc.	38,186	9,609,125
Broadline Retail 4.4%
Amazon.com, Inc.*	64,380	15,344,329
Building Products 2.3%
Johnson Controls International PLC	54,363	7,942,978
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	7,755	7,843,174
Consumer Staples Distribution & Retail 3.6%
Walmart, Inc.	111,360	12,612,634
Electrical Equipment 2.8%
Siemens Energy AG (Germany)	51,228	9,766,184
Ground Transportation 2.1%
Union Pacific Corp.	27,176	7,391,872
Household Durables 3.8%
Toll Brothers, Inc.	79,683	13,127,774
Industrial Conglomerates 2.4%
3M Co.	50,739	8,215,151
Insurance 2.9%
MetLife, Inc.	119,691	10,127,056
Interactive Media & Services 4.7%
Alphabet, Inc. (Class A Stock)	30,015	10,726,461
Meta Platforms, Inc. (Class A Stock)	10,135	5,708,944
		16,435,405
Machinery 3.9%
Caterpillar, Inc.	5,856	6,236,054
Parker-Hannifin Corp.	7,642	7,474,793
		13,710,847

PGIM Jennison Focused Value Fund

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 7.2%
CenterPoint Energy, Inc.	227,943	$10,038,610
NiSource, Inc.	316,076	15,029,414
		25,068,024
Oil, Gas & Consumable Fuels 7.6%
Cheniere Energy, Inc.	21,741	5,196,316
Exxon Mobil Corp.	83,327	11,392,468
Shell PLC, ADR	125,372	9,721,345
		26,310,129
Pharmaceuticals 6.5%
AstraZeneca PLC (United Kingdom)	38,771	7,351,757
Eli Lilly & Co.	8,335	9,997,249
Roche Holding AG, ADR	106,094	5,447,927
		22,796,933
Semiconductors & Semiconductor Equipment 9.1%
Advanced Micro Devices, Inc.*	16,142	9,377,049
Applied Materials, Inc.	10,296	7,444,008
Micron Technology, Inc.	4,773	5,509,426
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	19,764	9,438,694
		31,769,177
Software 4.4%
Microsoft Corp.	41,422	15,451,234
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	53,116	15,369,646
Dell Technologies, Inc. (Class C Stock)	16,797	7,247,233
		22,616,879

Total Long-Term Investments (cost $218,300,825)		335,293,750

Short-Term Investment 3.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $12,335,272)(wb)	12,335,272	12,335,272

TOTAL INVESTMENTS 99.7% (cost $230,636,097)		347,629,022
Other assets in excess of liabilities 0.3%		931,366

Net Assets 100.0%		$348,560,388

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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